OTHER REVENUE AND EXPENSES - Reimbursement of fixed assets in progress (Details) R$ in Thousands	1 Months Ended
Jan. 31, 2022 BRL (R$) installment
OTHER REVENUE AND EXPENSES
Reimbursable amount | R$	R$ 121,033
Reimbursable in installments | installment	60